Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Intangibles Abstract
Schedule of movements in intangibles

	Notes	Goodwill	Concessions	Software	Research and development project	Total
Balance at December 31, 2020		3,298	5,391	76	531	9,296
Additions		-	431	47	-	478
Disposals		-	(7)	-	-	(7)
Amortization		-	(240)	(35)	-	(275)
Acquisition of NLC	16(a)	-	1,428	-	-	1,428
Impairment of discontinued operations	16(a)	-	(1,422)	-	-	(1,422)
Translation adjustment		(90)	(358)	(2)	(37)	(487)
Balance at December 31, 2021		3,208	5,223	86	494	9,011
Cost		3,208	6,332	516	494	10,550
Accumulated amortization		-	(1,109)	(430)	-	(1,539)
Balance at December 31, 2021		3,208	5,223	86	494	9,011
Additions		-	1,087	39	-	1,126
Disposals		-	(13)	-	-	(13)
Amortization		-	(229)	(43)	-	(272)
Translation adjustment		(19)	366	5	34	386
Balance at December 31, 2022		3,189	6,434	87	528	10,238
Cost		3,189	7,808	564	528	12,089
Accumulated amortization		-	(1,374)	(477)	-	(1,851)
Balance at December 31, 2022		3,189	6,434	87	528	10,238

Schedule of estimated useful lives of intangibles

Useful life
Railway concessions	5 to 37 years
Research and development project	19 years
Software	5 years